Definite Lived Long-Lived Assets - Future Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 11.7	$ 41.6
2014	43.9	41.5
2015	43.5	41.2
2016	43.5	41.2
2017	$ 42.8	$ 41.2